December 14, 2006

Re:                     Metaldyne Corporation
Schedule 13E-3 filed on November 29, 2006
File No.  5-35355

                                      Metaldyne Corporation
Schedule 14A and 14C Information Statement/Proxy Statement filed on November 29, 2006
File No.  1-12086

Dear Mr. Pressman:

On behalf of Metaldyne Corporation (“Metaldyne” or the “Company”) and the additional filing persons listed on the cover of the amended Schedule 13E-3 (as defined below), the Company files herewith, via EDGAR, Amendment No. 2 to its Schedule 13E-3 transaction statement (the “Schedule 13E-3”) and Amendment No. 2 to its Information Statement/Proxy Statement on Schedules 14A and 14C (the “Statement”), in each case filed with the Commission on November 29, 2006.  These amendments include changes reflecting the Company’s responses to the Staff’s comments contained in its letter dated December 8, 2006 relating to the Schedule 13E-3 and the Statement, as discussed in correspondence filed with the Commission on December 13, 2006, as well as updating changes.  Four unmarked copies of the Schedule 13E-3 and the Statement and four copies that are marked to show changes from the versions previously filed with the Commission, along with three copies of this letter will be hand delivered to you, for the Staff’s convenience.

However, please note that, subsequent to the December 13th correspondence, the Credit Suisse Entities and Masco Corporation have agreed to become filing persons of the Schedule 13e-3, in addition to RHJI, Argon Acquisition Corp., Asahi Tec Corporation and Heartland Industrial Associates L.L.C. The filing includes the required disclosures for each such filing person. This modifies our response to comment 2 in our December 13th correspondence. Please do not hesitate to contact us to discuss any of the Staff’s comments or questions or the Company’s responses in this filing or in the December 13th correspondence.

The undersigned, on behalf of each of the persons that has signed the Schedule 13e-3 (collectively the “Filing Persons”), hereby acknowledge that:

•                            the Filing Persons are responsible for the adequacy and accuracy of the disclosure in the filings;

•                            staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

•                            the Filing Persons may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Comments or questions regarding any matters with respect to Amendments No. 2 to the Schedule 13E-3 and the Statement may be directed to Jonathan Schaffzin at (212) 701-3380 or Les Duffy at (212) 701-3840.

Very truly yours,

   /s/Jonathan A. Schaffzin
Jonathan A. Schaffzin

Michael Pressman
Special Counsel
Office of Mergers & Acquisitions

Mail Stop 3651

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-3651

VIA EDGAR

cc:           John Stickel
                Metaldyne Corporation, Attn: Logan G. Robinson, Esq.
                Thomas Dunn, Esq. Cravath, Swaine & Moore, LLP
                Ken Wolff, Esq. Skadden, Arps, Slate, Meagher & Flom LLP
                John Amrosi, Esq. Davis Polk & Wardwell LLP
                Les Duffy, Esq.